TRADE RECEIVABLES, CONTRACT ASSETS, PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Trade Receivables Contract Assets Prepayment Deposits And Other Receivables
Written off of loss allowance for impairment	$ 4,314
Trade receivables of written off			$ 21,522	$ 14,752